GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 5,728
Goodwill ending balance	5,432	$ 5,728
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	4,986	5,294
Divestments and assets held for sale	0	(34)
Foreign exchange differences and other movements	118	(274)
Goodwill ending balance	5,104	4,986
Goodwill | NAFTA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	2,198	2,249
Divestments and assets held for sale	0	0
Foreign exchange differences and other movements	35	(51)
Goodwill ending balance	2,233	2,198
Goodwill | Brazil
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,404	1,640
Divestments and assets held for sale	0	(18)
Foreign exchange differences and other movements	(51)	(218)
Goodwill ending balance	1,353	1,404
Goodwill | Brazil | AMSF
Reconciliation of changes in intangible assets and goodwill [abstract]
Foreign exchange differences and other movements	8	24
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	550	582
Divestments and assets held for sale	0	(16)
Foreign exchange differences and other movements	(5)	(16)
Goodwill ending balance	545	550
Goodwill | Europe | Munker Metallprofile GmBH
Reconciliation of changes in intangible assets and goodwill [abstract]
Foreign exchange differences and other movements	6
Goodwill | ACIS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	834	823
Divestments and assets held for sale	0	0
Foreign exchange differences and other movements	139	11
Goodwill ending balance	$ 973	$ 834